Filed Pursuant to Rule 485(b)

Registration No. 33-18030

811-5371

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 51	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 54	☒

RUSSELL INVESTMENT FUNDS

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor, Seattle, Washington	98101
(Address of Principal Executive Office)	(ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Rhoden, Associate General Counsel Russell Investment Funds 1301 Second Avenue, 18th Floor Seattle, Washington 98101 206-505-4846	John V. O’Hanlon, Esq. Dechert LLP 200 Clarendon Street, 27th Floor Boston, Massachusetts 02116 617-728-7100
(Name and Address o f Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on , pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Funds, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 51 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this 16th day of May, 2013.

RUSSELL INVESTMENT FUNDS
Registrant

By:	*
Sandra Cavanaugh, President

/s/ Jessica Gates
* By Jessica Gates
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on May 16, 2013.

Signatures	Signatures

*	*
Sandra Cavanaugh, Trustee, President and Chief Executive Officer	Mark E. Swanson, Treasurer, in his capacity as Chief Accounting Officer

*	*
Thaddas L. Alston, Trustee	Kristianne Blake, Trustee

*	*
Cheryl Burgermeister, Trustee	Daniel P. Connealy, Trustee

*	*
Jonathan Fine, Trustee	Raymond P. Tennison, Jr., Trustee

*	*
Jack R. Thompson, Trustee	Julie W. Weston, Trustee

/s/ Jessica Gates
*By Jessica Gates
Attorney-in-fact

*	Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 48 to Registration Statement Nos. 33-18030 and 811-5371.

EXHIBIT INDEX

Exhibit Index	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase